CASH AND CASH EQUIVALENTS AND INVESTMENTS (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash and Banks	$ 153,470	$ 160,165
Time deposits	185,584	138,092
Mutual funds	129,996	120,488
Total cash and cash equivalents	469,050	418,745	$ 457,698	$ 357,294
Investments
Total current investments	323,064	44,179
Investments in associates and joint ventures	14,667	17,901	$ 68,244
Other investments	34	1
Total Non-current Investments	14,701	17,902
Total investments	337,765	62,081
Restricted funds	20,453	11,495
Government bonds | Financial assets at fair value through profit or loss, category
Investments
Total current investments	295,378	14,978
Government bonds | Financial assets at fair value through other comprehensive income, category
Investments
Total current investments	27,014
Mutual funds
Investments
Total current investments	647	2,060
Other investments at amortized cost
Investments
Total current investments	$ 25	$ 27,141